Nature of Operations and Summary of Significant Accounting Policies - Sales Commissions, Advertising Costs and Deferred Offering Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 17, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Increase in deferred commissions			$ 3,300	$ 4,200
Incremental costs of obtaining contract with customer	$ 5,417	$ 2,748	8,170	6,964	$ 3,063
Amortization of deferred commissions	$ 3,414	$ 2,126	4,812	2,795	1,358
Advertising costs			$ 2,400	$ 1,500	$ 4,600
Deferred offering costs						$ 5,800